Variable Interest Entities (Details 4) (Firm Administered Multiseller Conduits [Member], USD $)	Dec. 31, 2009
Firm Administered Multiseller Conduits [Member]
Consolidated and Nonconsolidated Firm-Administered Multi-Seller Conduits [Abstract]
Variable Interest Entity Consolidated Assets	$ 5,100,000,000
Variable Interest Entity Liabilities Consolidated VIE	5,100,000,000
Fair value of assets held by VIEs	17,800,000,000
Variable Interest Entities, Carrying Amount of Liabilities, Unconsolidated VIE	$ 17,800,000,000